Investment Property (Tables)	12 Months Ended
Dec. 31, 2025
Textblock 1 [Abstract]
Summary of Changes in Investment Property
(a)
Changes in investment property for the years ended December 31, 2024 and 2025 are as follows:

(In millions of won)	2024		2025
Book value as of January 1	~~W~~	32,995	27,911
Transfer		—	(5,331)
Depreciation		(5,084)	(4,558)
Others		—	9
Book value as of December 31	~~W~~	27,911	18,031